LEASE LIABILITIES (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Contract less than 12 months	R$ 880	R$ 3,746	R$ 995
Lower Assets value	11,455	14,986	5,859
Variable lease payments	355,359	411,996	325,913
Total	R$ 367,694	R$ 430,728	R$ 332,767